Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Arizona Municipal Fund))	0 Months Ended
	Jul. 27, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years (or life of class, if less)	5.19%	[1]
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years (or life of class, if less)	2.05%	[1]
Class A
Average Annual Return:
1 Year	9.79%
5 Years	0.41%
10 Years (or life of class, if less)	1.24%
Inception Date	Oct. 10, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	9.79%
5 Years	0.41%
10 Years (or life of class, if less)	1.24%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	8.50%
5 Years	1.10%
10 Years (or life of class, if less)	1.81%
Class B
Average Annual Return:
1 Year	9.43%
5 Years	0.32%
10 Years (or life of class, if less)	1.26%
Inception Date	Oct. 10, 2006
Class C
Average Annual Return:
1 Year	13.43%
5 Years	0.63%
10 Years (or life of class, if less)	1.43%
Inception Date	Oct. 10, 2006

[1]	From 09/30/06.